Summary of Significant Accounting Policies - Schedule of Common Stock Subject to Possible Redemption (Details) - Common Stock Subject To Possible Redemption [Member] - Breeze Holdings Acquisition Corp. [Member]
12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Common Stock Subject to Possible Redemption [Line Items]
Common stock subject to possible redemption - Beginning balance	$ 12,647,701
Plus:
Re-measurement of common stock to redemption value	866,056
Less:
Common stock redeemed	(10,435,136)
Common stock subject to possible redemption - Ending balance	$ 3,078,621